Statements of Operations - USD ($)	1 Months Ended	3 Months Ended						8 Months Ended	9 Months Ended		12 Months Ended
	Jan. 30, 2025	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024	Sep. 30, 2024	Dec. 31, 2023	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024
Statement of Operations
Formation costs							$ 1,645
General and administrative expenses		$ 592,593				$ 23,403	137		$ 802,988	$ 25,584	$ 25,850
Net income (loss)	$ (106)	$ 77,269	$ 582,035	$ 315,350	$ (266)	$ (23,403)	$ (1,782)	$ 974,760	$ 974,654	$ (25,584)	$ (25,850)
Weighted average common shares outstanding basic (in shares)							2,156,250				2,207,842
Weighted average common shares outstanding diluted (in shares)							2,156,250				2,207,842
Basic income (loss) per share (in dollars per share)							$ (0.001)				$ (0.01)
Diluted income (loss) per share (in dollars per share)							$ (0.001)				$ (0.01)